BALANCE SHEETS - USD ($)	Mar. 31, 2019	Mar. 31, 2018
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	$ 0	$ 0
OTHER ASSETS
Cash and cash equivalents	22,926,529	27,208,717
Other assets	40,088	40,088
ASSETS	22,966,617	27,248,805
LIABILITIES
Accounts payable, accrued expenses and other liabilities	550,316	654,673
Accounts payable - affiliates	19,302,918	29,495,273
Capital contributions payable	44,094	176,746
LIABILITIES	19,897,328	30,326,692
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	3,656,782	2,931,035
General Partner	(587,493)	(6,008,922)
PARTNERS' CAPITAL (DEFICIT)	3,069,289	(3,077,887)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	22,966,617	27,248,805
Series Twenty [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	241,987
Other assets	0	0
ASSETS	0	241,987
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	1,444,723
Capital contributions payable	0	0
LIABILITIES	0	1,444,723
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(754,767)	(882,456)
General Partner	754,767	(320,280)
PARTNERS' CAPITAL (DEFICIT)	0	(1,202,736)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	241,987
Series Twenty One [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(898,231)	(898,231)
General Partner	898,231	898,231
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series Twenty Two [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	221,864
Other assets	0	0
ASSETS	0	221,864
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	2,878,109
Capital contributions payable	0	0
LIABILITIES	0	2,878,109
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(2,448,362)	(2,410,599)
General Partner	2,448,362	(245,646)
PARTNERS' CAPITAL (DEFICIT)	0	(2,656,245)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	221,864
Series Twenty Three [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	446,136
Other assets	0	0
ASSETS	0	446,136
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	933,387
Capital contributions payable	0	0
LIABILITIES	0	933,387
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(224,264)	(197,532)
General Partner	224,264	(289,719)
PARTNERS' CAPITAL (DEFICIT)	0	(487,251)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	446,136
Series Twenty Four [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	402,018	453,512
Other assets	0	0
ASSETS	402,018	453,512
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	5,000
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	5,000
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	577,250	623,279
General Partner	(175,232)	(174,767)
PARTNERS' CAPITAL (DEFICIT)	402,018	448,512
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	402,018	453,512
Series Twenty Five [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	219,815	219,815
General Partner	(219,815)	(219,815)
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series Twenty Six [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	554,439	642,258
Other assets	0	0
ASSETS	554,439	642,258
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	867,237	954,178
General Partner	(312,798)	(311,920)
PARTNERS' CAPITAL (DEFICIT)	554,439	642,258
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	554,439	642,258
Series Twenty Seven [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	6,500,234	6,799,933
Other assets	0	0
ASSETS	6,500,234	6,799,933
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	6,641,679	6,938,381
General Partner	(141,445)	(138,448)
PARTNERS' CAPITAL (DEFICIT)	6,500,234	6,799,933
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	6,500,234	6,799,933
Series Twenty Eight [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	690,605	742,564
Other assets	0	0
ASSETS	690,605	742,564
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	965,536	1,016,975
General Partner	(274,931)	(274,411)
PARTNERS' CAPITAL (DEFICIT)	690,605	742,564
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	690,605	742,564
Series Twenty Nine [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	196,944	622,414
Other assets	0	0
ASSETS	196,944	622,414
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	3,076,835	3,559,561
Capital contributions payable	785	885
LIABILITIES	3,077,620	3,560,446
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(2,513,222)	(2,570,004)
General Partner	(367,454)	(368,028)
PARTNERS' CAPITAL (DEFICIT)	(2,880,676)	(2,938,032)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	196,944	622,414
Series Thirty [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	453,433
Other assets	0	0
ASSETS	0	453,433
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	3,500
Accounts payable - affiliates	0	1,620,957
Capital contributions payable	0	65,176
LIABILITIES	0	1,689,633
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(883,119)	(996,782)
General Partner	883,119	(239,418)
PARTNERS' CAPITAL (DEFICIT)	0	(1,236,200)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	453,433
Series Thirty One [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	1,953,570	1,971,680
Other assets	25,000	25,000
ASSETS	1,978,570	1,996,680
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	25,000	66,294
LIABILITIES	25,000	66,294
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	2,313,293	2,290,341
General Partner	(359,723)	(359,955)
PARTNERS' CAPITAL (DEFICIT)	1,953,570	1,930,386
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	1,978,570	1,996,680
Series Thirty Two [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	272,226	563,697
Other assets	0	0
ASSETS	272,226	563,697
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	218,525	924,936
Capital contributions payable	1,229	1,229
LIABILITIES	219,754	926,165
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	458,311	47,520
General Partner	(405,839)	(409,988)
PARTNERS' CAPITAL (DEFICIT)	52,472	(362,468)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	272,226	563,697
Series Thirty Three [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	236,612	452,033
Other assets	0	0
ASSETS	236,612	452,033
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	1,099,287	1,252,955
Capital contributions payable	0	0
LIABILITIES	1,099,287	1,252,955
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(628,268)	(567,133)
General Partner	(234,407)	(233,789)
PARTNERS' CAPITAL (DEFICIT)	(862,675)	(800,922)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	236,612	452,033
Series Thirty Four [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	178,285	394,837
Other assets	0	0
ASSETS	178,285	394,837
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	2,689,830	2,840,368
Capital contributions payable	0	0
LIABILITIES	2,689,830	2,840,368
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(2,186,040)	(2,120,686)
General Partner	(325,505)	(324,845)
PARTNERS' CAPITAL (DEFICIT)	(2,511,545)	(2,445,531)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	178,285	394,837
Series Thirty Five [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	4,395,774	4,428,306
Other assets	0	0
ASSETS	4,395,774	4,428,306
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	4,633,841	4,666,048
General Partner	(238,067)	(237,742)
PARTNERS' CAPITAL (DEFICIT)	4,395,774	4,428,306
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	4,395,774	4,428,306
Series Thirty Six [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	2,541,359	2,106,050
Other assets	0	0
ASSETS	2,541,359	2,106,050
LIABILITIES
Accounts payable, accrued expenses and other liabilities	24,706	131,000
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	24,706	131,000
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	2,670,150	2,133,963
General Partner	(153,497)	(158,913)
PARTNERS' CAPITAL (DEFICIT)	2,516,653	1,975,050
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	2,541,359	2,106,050
Series Thirty Seven [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	517,887
Other assets	0	0
ASSETS	0	517,887
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	513,149
Capital contributions payable	0	0
LIABILITIES	0	513,149
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	205,359	220,255
General Partner	(205,359)	(215,517)
PARTNERS' CAPITAL (DEFICIT)	0	4,738
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	517,887
Series Thirty Eight [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	1,499,106	1,492,145
Other assets	0	0
ASSETS	1,499,106	1,492,145
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	18,234
Capital contributions payable	0	0
LIABILITIES	0	18,234
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	1,702,399	1,677,456
General Partner	(203,293)	(203,545)
PARTNERS' CAPITAL (DEFICIT)	1,499,106	1,473,911
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	1,499,106	1,492,145
Series Thirty Nine [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	196,043	196,043
General Partner	(196,043)	(196,043)
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series Forty [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	193,344	431,341
Other assets	0	0
ASSETS	193,344	431,341
LIABILITIES
Accounts payable, accrued expenses and other liabilities	9,500	0
Accounts payable - affiliates	2,224,213	2,413,069
Capital contributions payable	102	102
LIABILITIES	2,233,815	2,413,171
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(1,795,123)	(1,737,068)
General Partner	(245,348)	(244,762)
PARTNERS' CAPITAL (DEFICIT)	(2,040,471)	(1,981,830)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	193,344	431,341
Series Forty One [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	246,214	741,152
Notes receivable	0	0
Other assets	246,214	741,152
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	2,513,609	2,893,606
Capital contributions payable	0	0
LIABILITIES	2,513,609	2,893,606
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(1,995,553)	(1,881,761)
General Partner	(271,842)	(270,693)
PARTNERS' CAPITAL (DEFICIT)	(2,267,395)	(2,152,454)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	246,214	741,152
Series Forty Two [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	1,300,483	1,327,017
Other assets	11,300	11,300
ASSETS	1,311,783	1,338,317
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	254	254
LIABILITIES	254	254
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	1,539,351	1,565,620
General Partner	(227,822)	(227,557)
PARTNERS' CAPITAL (DEFICIT)	1,311,529	1,338,063
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	1,311,783	1,338,317
Series Forty Three [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	414,540	854,364
Other assets	0	0
ASSETS	414,540	854,364
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	168,259	915,591
Capital contributions payable	0	26,082
LIABILITIES	168,259	941,673
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	565,339	235,085
General Partner	(319,058)	(322,394)
PARTNERS' CAPITAL (DEFICIT)	246,281	(87,309)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	414,540	854,364
Series Forty Four [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	113,020	84,006
Other assets	0	0
ASSETS	113,020	84,006
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	3,076,825	2,830,127
Capital contributions payable	0	0
LIABILITIES	3,076,825	2,830,127
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(2,696,719)	(2,481,212)
General Partner	(267,086)	(264,909)
PARTNERS' CAPITAL (DEFICIT)	(2,963,805)	(2,746,121)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	113,020	84,006
Series Forty Five [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	916,581	753,702
Other assets	0	0
ASSETS	916,581	753,702
LIABILITIES
Accounts payable, accrued expenses and other liabilities	516,110	515,173
Accounts payable - affiliates	2,334,349	2,584,511
Capital contributions payable	16,724	16,724
LIABILITIES	2,867,183	3,116,408
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(1,577,434)	(1,985,417)
General Partner	(373,168)	(377,289)
PARTNERS' CAPITAL (DEFICIT)	(1,950,602)	(2,362,706)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	916,581	753,702
Series Forty Six [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	321,175	466,399
Other assets	3,788	3,788
ASSETS	324,963	470,187
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	1,901,186	1,871,990
Capital contributions payable	0	0
LIABILITIES	1,901,186	1,871,990
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(1,297,719)	(1,125,043)
General Partner	(278,504)	(276,760)
PARTNERS' CAPITAL (DEFICIT)	(1,576,223)	(1,401,803)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	$ 324,963	$ 470,187